Provisions - Summary of Changes in Provisions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance	$ 758,943	$ 612,862
Increases	(224,592)	271,214
Decreases	(46,885)	(125,133)
Ending balance	487,466	758,943
Labor and social security [member]
Disclosure of other provisions [line items]
Beginning balance	118,602	100,125
Increases	(12,634)	44,143
Decreases	(5,892)	(25,666)
Ending balance	100,076	118,602
Environmental restoration [member]
Disclosure of other provisions [line items]
Beginning balance	533,434	389,788
Increases	(219,577)	215,168
Decreases	(23,761)	(71,522)
Ending balance	290,096	533,434
Civil and other [member]
Disclosure of other provisions [line items]
Beginning balance	106,907	122,949
Increases	7,619	11,903
Decreases	(17,232)	(27,945)
Ending balance	$ 97,294	$ 106,907